Leases (Details Narrative)	Jun. 30, 2025	Sep. 30, 2024
Lease term	12 months
Minimum [Member]
Lessee, Operating Lease, Term of Contract	3 years
Lessee, Operating Lease, Discount Rate	8.58%
Lease term		3 years
Incremental borrowing rates		1.39%
Maximum [Member]
Lessee, Operating Lease, Term of Contract	10 years
Lessee, Operating Lease, Discount Rate	2.46%
Lease term		10 years
Incremental borrowing rates		8.68%